Accounts Receivable (Allowance For Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Accounts Receivable [Abstract]
Balance at January 1	$ 4,896	$ 5,043	$ 5,662	$ 6,356
Amounts charged to expense	5,189	4,821	5,924
Accounts written off	(6,461)	(6,475)	(7,832)
Recoveries of accounts written off	1,125	1,035	1,214
Allowance for doubtful accounts receivable	4,896	5,043	5,662	6,356
Less discontinued operations	337	526	595
Balance at December 31	$ 4,559	$ 4,517	$ 5,067